RELATED PARTIES - TRANSACTIONS AND BALANCES: (Narrative) (Details) - Stock Options and RSUs [Member]	6 Months Ended
Jun. 30, 2016 $ / shares shares
Outstanding options and RSUs | shares	600,875
Average exercise price | $ / shares	$ 4.30